Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated statements of operations and comprehensive loss from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Going concern and management’s plan

(b) Going concern and management’s plan

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As of June 30, 2025, the Company had an accumulated deficit of $29.3 million, a negative working capital of $0.9 million. During the year ended June 30, 2025, the Company suffered net loss of $10.4 million. Losses have principally occurred as a result of the substantial expenses for professional fees as part of the Company’s capital market strategy which have been accounted for as general and administrative expenses. Additionally, the Company has invested into itself on two fronts: 1.) marketing expense to enhance company image either in domestic and overseas market, and 2.) strategy and brand consulting expenses to shape the company’s growth path; Both expenditure have been paid and will not occur in the near future. The continuation of the Company as a going concern is dependent upon the realization of the investments made in the business to generate positive operating cash flows, or the procurement of additional external financing. Management’s plan is to continue to improve operations by leveraging more types of services through its online platform and active users registered thereon in order to generate sustainable profits and positive cash flows. Management believes that the Company will reduce the operating loss and negative operating cash flow in the upcoming year. The Company also obtained loans from banks to support its normal operations. In addition, the Company plans to raise capital through NASDAQ, either by public offering or private placement. In October 2025, the Company filed F-1 and raised capital of $8 million before deducting offering costs. However, there is no assurance that the Company will be successful in securing sufficient funds to sustain or grow its operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, mainly include, but are not limited to, allowance for expected credit losses, the useful lives of property and equipment and intangible assets, impairment of long-lived assets, valuation allowance of deferred tax assets. Actual results could differ from those estimates.

Fair Value Measurement

(d) Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Based on the short-term nature of cash, accounts receivables, related parties receivables and other current assets, loans, accounts payables, related parties payables, accrued expenses and other current liabilities, management has determined that the carrying value approximates their fair values.

Cash

(e) Cash

Cash consists of cash on hand, cash in bank and other monetary fund, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains cash with various financial institutions primarily in mainland China. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs, but covered by Chinese depository insurance program where RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. The Company has not experienced any losses in bank accounts.

Escrow funds and Escrow liability

(f) Escrow funds and Escrow liability

The Company hold funds on behalf of buyers and sellers (“users”) between whom transactions occur. Escrow funds consist of buyers’ prepayments to sellers that are held by the company on behalf of the users until the order is completed and would be earned by the seller. Escrow liability represent the corresponding liability to the users.

Accounts Receivable and allowance for credit losses

(g) Accounts Receivable and allowance for credit losses

Accounts receivables are stated at the historical carrying amount net of allowance for expected credit losses.

The Company adopted ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” on January 1, 2023 using a modified retrospective approach. The Company also adopted this guidance to deposits include in other non-current assets. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

Advance to suppliers

(h) Advance to suppliers

Advance to suppliers are mainly funds deposited for future services or goods purchases. The Company’s certain vendors require deposits as a guarantee that the Company will complete its purchases on a timely basis as well as securing the current agreed upon purchase price. Advance to suppliers is short-term in nature. Advance to suppliers is reviewed periodically to determine whether its carrying value has become impaired. As of June 30, 2025 and 2024, there was no allowance recorded as the Company considers all of the advances to be fully realizable.

Property and equipment, net

(i) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets after deduction of the residual value at 5% of the cost. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 - 5 years
Office equipment	3 - 5 years
Motor vehicle	5 years
Testing equipment	3 – 5 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Intangible assets, net

(j) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives from 10 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Category	Estimated useful lives
Software	10 years
Trademark	10 years

Impairment of long-lived assets (other than goodwill)

(k) Impairment of long-lived assets (other than goodwill)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of June 30, 2025 and 2024.

Commitments and contingencies

(l) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(m) Revenue recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customer. To determine revenue recognition for contracts with customers, the Company performs the following five steps:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Net revenue consists of revenue from Premium business solutions revenue, Online promotion revenue, Digital marketing revenue, Value-Added Services revenue and Shared office rental and management revenue:

Premium Business Solutions revenue:

The Company offers premium business solutions to corporate clients, including the design and development of tailor-made systems or software such as BI platforms, ERP systems, and cybersecurity software. Each custom service is considered a distinct performance obligation, fulfilled upon customer acceptance. Revenue from these premium business solutions is recognized at the point when services are verified and approved by the clients. Typically, service fees are paid within one month after fulfilling the performance obligation, and once determined, they are not subject to clawback.

The Company records revenue on a gross basis as the Company is acting as a principal in its premium business solutions service and is responsible for fulfilling the promise to provide the specified services. In contracts involving third-party vendors, the Company is regarded as the service provider as it has control of the specified services at any time before it is transferred to customers which is evidenced by i) the Company selects the vendors and establishes the pricing; ii) the Company assumes primary responsibility for the customized services rendered; and iii) the Company carries both commercial and market risk.

Online Promotion revenue:

The Company’s revenue is derived from rendering services to varied service providers to generate greater exposure, brand recognition, and connection to users through its online platforms. The Company recognizes the revenues on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified services. Payments are made by customers in advance and recorded as contract liabilities for subscription of services that covered a specified period of time; accordingly, these advances for subscription services are amortized over the subscription period on a straight-line basis and recognized to revenue as online promotion revenue.

Value-Added Services revenue:

The Company provides varied Value-Added Services to customers, mainly including bookkeeping services, tax filing services, IP application and registration services, qualification certification services. For each type of Value-Added Services, the Company identifies a single performance obligation that must be satisfied in order for the Company discharge its responsibilities as set forth in the agreement of service. The Company recognizes revenue when the evidence of the service has been rendered. Value-Added Services revenue is recognized on a gross basis, as the Company is the primary obligator in its contracts to provide the specified services, and has the discretion in establishing the pricing of services charged to the customers.

Shared office rental and management revenue:

The Company provides shared office space to startup companies or small companies, and it also provides property management services to these companies using shared office. The Company recognizes the revenues on a gross basis as the Company is acting as a principal   in these transactions and is fully bearing the rental cost regardless the space is leasing out or not. The Company recognizes revenue from the rental arrangement that is classified as an operating lease on a straight-line basis over the term of the lease even if the receipts from rental payments collected do not follow the same pattern. Customers reimburse the Company for the common charges (as opposed to paying directly a third party), customers’ payments for their prorated share of those items are considered lessor costs in accordance with paragraph 842-10-15-40A and are recognized on a gross basis in profit or loss.

Digital marketing revenue:

The Company offers to corporate clients digital marketing services, including designing the advertising content or idea and posting the advertisement on varied online platforms. The packaged service is considered a distinct performance obligation, fulfilled upon advertisement was posted in varied online platforms. Revenue from digital marketing is recognized in time when the advertisement was posted in varied online platforms. Typically, service fees are paid before the advertisement is posted.

The Company records revenue on a gross basis as the Company is acting as a principal in digital marketing service and is responsible for fulfilling the promise to provide the specified services. In contracts involving third-party vendors, the Company is regarded as the service provider as it has control of the specified services at any time before it is transferred to customers which is evidenced by i) the Company selects the vendors and establishes the pricing; ii) the Company assumes primary responsibility for the customized services rendered; and iii) the Company carries both commercial and market risk.

The following table identifies the disaggregation of the Company’s revenue for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	%	2024	%	2023	%
Online Promotion revenue	$3,099,321	11.1%	$3,587,564	17.8%	$4,512,432	22.8%
Premium business solutions revenue	12,519,123	45.0%	13,916,977	68.8%	11,884,095	60.0%
Value-Added Services revenue	475,496	1.7%	1,498,683	7.4%	2,150,566	10.9%
Shared office rental and management revenue	910,317	3.3%	1,212,500	6.0%	1,253,781	6.3%
Digital marketing revenue	10,837,350	38.9%	-	-	-	-
Total	$27,841,607	100.0%	$20,215,724	100.0%	$19,800,874	100%

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized when the Company has satisfied the Company’s performance obligation and has the unconditional right to payment.

Contract liabilities consist of payments received related to unsatisfied performance obligations at the end of the period. Contract liabilities as of June 30, 2025 and 2024 were $2,384,192 and $2,225,461, respectively.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets. The Company records revenue net of value added tax and related surcharges.

Subsidy income

(n) Subsidy income

Subsidy income are generally government grants which are intended to encourage innovation by compensating the Company for expenses already incurred or by giving immediate financial support with no future expenditures required by the Company. The Company recognize the grants in other income as soon as it becomes a valid receivable.

For the government grants received for the specific future projects scheduled, the Company records the funds as liability. The recognition of a government grant in other income takes place when the Company expects to recognize the expenses incurred for the projects that the grant is designed to offset,

For the years ended June 30, 2025, 2024 and 2023, the Company recognized subsidy income of $478,579, $695,948 and $979,176, respectively.

Cost of revenue

(o) Cost of revenue

Cost of revenue mainly consists of cost for obtaining new customers, direct labor cost, costs related to operating and maintaining online platforms, cost of premium business solutions service about software development, cost of digital marketing service about advertisement posting and planning, and other cost directly linked to the revenue, such as government surcharges for registration, rental cost and utility costs for shared offices.

Specifically, the costs related to operating and maintaining our platforms are (a) fees charged by online payment processors such as Alipay, WeChat, UnionPay that provide integrated online payment method to the users; (b) service fee charged by the solution provider that enables the platform users to receive and send verification code via SMS or email for security purpose; (c) expenditures on network technology such as cost of servers, gateway, call centers, etc.; and (d) related labor fee incurred by the Company’s programmers, developers and IT engineers. All these costs are expenses associated with the operation and maintenance of the Company’s mobile platform and website based on which the promotion services are rendered, thereby being included in the cost of revenues.

Sales and marketing expenses

(p) Sales and marketing expenses

Sales and marketing expenses mainly consists of labor expenses for sales personnel, marketing expenses and other miscellaneous Sales and marketing expenses. The Company expenses all advertising costs as incurred. Advertising costs amounted to $5,887,115, $1,166,008 and $1,166,233 for the years ended June 30, 2025, 2024 and 2023, respectively.

General and administrative expenses	(q) General and administrative expenses General and administrative expenses mainly consist of professional service fees, labor expenses, and other miscellaneous administrative expenses.
Research and development expenses

(r) Research and development expenses

Research and development expenses consist primarily of salaries and benefits of employees and related expenses for IT professionals involved in developing technology platforms, server and other equipment depreciation, bandwidth and data center costs, and rental fees. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Operating leases

(s) Operating leases

As a lessee:

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability-current portion, and operating lease liability-non current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

As a lessor:

Site rental revenues from the Company’s lessor arrangements are recognized on a straight-line, ratable basis over the fixed, non-cancelable term of the relevant tenant contract, regardless of whether the payments from the tenant are received in equal monthly amounts during the life of a tenant contract. Certain of the Company’s tenant contracts contain fixed escalation clauses (such as fixed-dollar or fixed-percentage increases) or inflation-based escalation clauses (such as those tied to the change in CPI). If the payment terms call for fixed escalations, upfront payments, or rent-free periods, the rental revenue is recognized on a straight-line basis over the fixed, non-cancelable term of the agreement. When calculating straight-line site rental revenues, the Company considers all fixed elements of tenant contractual escalation provisions.

Income taxes

(t) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,537). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended June 30, 2025, 2024 and 2023, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)

(u) Value added tax (“VAT”)

The Company is subject to VAT and related surcharges on revenues. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities.

The VAT rate is 13% for taxpayers selling consumer products. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Foreign currency transactions and translations

(v) Foreign currency transactions and translations

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s financial statements are reported using U.S. Dollars (“US$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of June 30,
	2025	2024
Balance sheet items, except for equity accounts	7.1636	7.2672

	For the Years Ended June 30,
	2025	2024	2023
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2143	7.2248	6.9526

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Earnings(loss) per share

(w) Earnings(loss) per share

Basic earnings(loss) per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

According to the amended articles, the Company have designated two classes of ordinary shares that have identical rights and privileges, except for voting rights. Each Class A Ordinary Share is entitled to one vote and is not convertible into Class B Ordinary Shares under any circumstances. Each Class B ordinary share is entitled to fifteen votes, subject to certain conditions, and is convertible into one Class A Ordinary Share at any time by the holder thereof.

The two classes are combined and presented as one class for EPS purposes since the only difference is related to voting rights, but the classes otherwise share equally in dividends and residual net assets on a per share basis. In this situation, the earnings per share amounts presented reflect both classes of ordinary share.

Segment reporting

(x) Segment reporting

The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. In accordance with ASC Topic 280, Segment Reporting, the Company’s Chief Executive Officer was identified as the CODM. The Company has determined that it operates in five operating and reportable segments during the periods presented as set out in Note 14: (1) online promotion (2) premium business solutions (3) value-added services (4) shared office rental and management (5) digital marketing. The CEO normally reviews the segment information every month or when additional capital or human resources needs to be allocated.

Recent accounting pronouncements

(y) Recent accounting pronouncements

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to take advantage of the extended transition periods. However, this election will not apply should the Company cease to be classified as an EGC.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires entities to apply Topic 606: Revenue from Contracts with Customers to recognize and measure contract assets and contract liabilities in a business combination. This guidance improves comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. ASU 2021-08 is effective for the Company for interim and annual reporting periods beginning January 1, 2024. The adoption of this accounting standard did not have a material impact on the Company’s consolidated financial statements.

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements. ASU 2023-01 is effective for the Company for annual and interim reporting periods beginning after December 15, 2023. The Company concluded that adoption of this accounting standard did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 202307 is applied retroactively to all periods presented in financial statements, unless it is impracticable. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance from the fiscal year beginning July 1, 2024.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which enhances the transparency of income tax disclosures. The amendments in ASU 2023-09 requires (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating ASU 2023-09 to determine the impact it may have on its consolidated financial statements disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated statements of income and comprehensive income.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In August 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-06, Intangibles - Goodwill and Other (Topic 350) — Internal-Use Software (Subtopic 350-40): Targeted Improvements. This update provides clarifications and targeted improvements to the accounting for internal-use software, including enhanced guidance on the identification of software development activities, capitalization of implementation costs, and accounting for subsequent upgrades and maintenance. ASU 2025-06 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect a material effect on its consolidated financial statements upon adoption.